COUNTRY Growth Fund
COUNTRY Bond Fund
(the “Funds”)
each a Series of the
COUNTRY Mutual Funds Trust (the “Trust”)

Supplement dated March 10,  2010
to the Statement of Additional Information (“SAI”) dated October 28, 2009

The Statement of Additional Information is hereby amended as follows:

1) On January 18, 2010, the shareholders of the Funds elected Darrel L. Oehler to the Board of Trustees of the Trust.  Accordingly, the table entitled “Management of the Funds – Board of Trustees” on page    B-11 of the SAI is amended to include the following information for Mr. Oehler:

Name, Address(1), and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Darrel L. Oehler Born: 1947	Trustee	January 2010 - Present	Retired; Partner, Striegel, Knobloch & Co. LLC (accounting firm), Trustee Bloomington Township Water District, 2000-2008; Treasurer, McLean County Public Building Commission, 2004-2008.	4	None.

As an independent Trustee, Mr. Oehler also serves as a member of the Nominating and Conflicts Committee, the Audit Committee and the Qualified Legal Compliance Committee.  As of December 31, 2009, Mr. Oehler did not own any shares of the Funds.

2) On January 8, 2010, Erik M. Gravelle resigned as an officer of the Funds, and all references to Mr. Gravelle in the SAI should be deleted.

3) On January 18, 2010, Scott Hancock was elected by the Board of Trustees as an officer of the Funds. As such, the table entitled “Management of the Funds – Officers” on page B-14 of the SAI is amended to include the following information for Mr. Hancock.

Name, Address(1), and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Scott Hancock Born: 1957	Vice President	January 2010 - Present	Trust Officer and Director of Retirement & Investment Services Department, COUNTRY Trust Bank, 2000-2010.

Please retain this Supplement with the SAI for future reference.

COUNTRY VP Growth Fund
COUNTRY VP Bond Fund
(the “Funds”)
each a Series of the
COUNTRY Mutual Funds Trust (the “Trust”)

Supplement dated March 10,  2010
to the Statement of Additional Information (“SAI”) dated April 30, 2009

The Statement of Additional Information is hereby amended as follows:

1) On January 18, 2010, the shareholders of the Funds elected Darrel L. Oehler to the Board of Trustees of the Trust.  Accordingly, the table entitled “Management of the Funds – Board of Trustees” on page    B-12 of the SAI is amended to include the following information for Mr. Oehler:

Name, Address(1), and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Darrel L. Oehler Born: 1947	Trustee	January 2010 - Present	Retired; Partner, Striegel, Knobloch & Co. LLC (accounting firm), Trustee Bloomington Township Water District, 2000-2008; Treasurer, McLean County Public Building Commission, 2004-2008.	4	None.

As an independent Trustee, Mr. Oehler also serves as a member of the Nominating and Conflicts Committee, the Audit Committee and the Qualified Legal Compliance Committee.  As of December 31, 2009, Mr. Oehler did not own any shares of the Funds.

2) On January 8, 2010, Erik M. Gravelle resigned as an officer of the Funds, and all references to Mr. Gravelle in the SAI should be deleted.

3) On January 18, 2010, Scott Hancock was elected by the Board of Trustees as an officer of the Funds. As such, the table entitled “Management of the Funds – Officers” on page B-14 of the SAI is amended to include the following information for Mr. Hancock.

Name, Address(1), and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Scott Hancock Born: 1957	Vice President	January 2010 - Present	Trust Officer and Director of Retirement & Investment Services Department, COUNTRY Trust Bank, 2000-2010.

Please retain this Supplement with the SAI for future reference.